SUBSIDIARY DISPOSAL (Details Narrative) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2025	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsidiary Disposal
Consideration	$ 963	$ 8,286
Pre-tax gain of on the sale			$ 6,603